Related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Compensation to the Members of the Board of Directors and the Executive Management Team

(€‘000)	For the Six-month period ended June 30,
	2020	2019
Independent director’s fees	205	169
Share-based payments	192	149

Total compensation to the Board of Directors	397	318

Executive Management fees	771	1 135
Short-term employee benefits	753	581
Share-based payments	583	445

Total compensation to the Executive Committee	2 107	2 161